Derivatives financial instruments - Protection program for EUR denominated debt instruments (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / €	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Derivative financial instruments
Financial settlement inflows (outflows)	$ (240)	$ (1,602)	$ (1,202)
EUR fixed rate vs. US$ fixed rate swap
Derivative financial instruments
Receivable | €				€ 500		€ 500
Payable					$ 613		$ 613
Average receivable rate				3.75%	3.75%
Average payable rate				4.29%	4.29%
Fair value of liabilities							(52)
Fair value of assets					$ 23
Financial settlement inflows (outflows)	$ (7)
Value at risk					6
EUR fixed rate vs. US$ fixed rate swap | 2018
Derivative financial instruments
Fair value of liabilities					(4)
EUR fixed rate vs. US$ fixed rate swap | 2019
Derivative financial instruments
Fair value of liabilities					(4)
EUR fixed rate vs. US$ fixed rate swap | 2020+
Derivative financial instruments
Fair value of assets					31
EUR Forwards
Derivative financial instruments
Notional amount | €				€ 0		€ 500
Average rate (USD/EUR) | $ / €	1.143
Fair value of liabilities							$ (46)
Fair value of assets					$ 0
Financial settlement inflows (outflows)	$ (32)